UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
_______________________________

Investment Company Act file number  811-08606

DWS Target Date Series
(Exact name of registrant as specified in charter)

345 Park Avenue
New York, NY  10154
(Address of principal executive offices)             (Zip code)

Paul Schubert
100 Plaza One
Jersey City, NJ 07311
(Name and address of agent for service)

Registrant's telephone number, including area code:  (201) 593-6408

Date of fiscal year end:  8/31

Date of reporting period:  5/31/11

ITEM 1.	SCHEDULE OF INVESTMENTS

Investment Portfolio	as of May 31, 2011 (Unaudited)

DWS LifeCompass 2020 Fund
	Shares	Value ($)
Equity - Equity Funds 57.1%
DWS Capital Growth Fund "Institutional"	93,233	5,382,364
DWS Communications Fund "Institutional"	32,212	621,045
DWS Diversified International Equity Fund "Institutional"	746,991	5,662,188
DWS Dreman International Value Fund "Institutional"	7,987	78,193
DWS Dreman Mid Cap Value Fund "Institutional"	56,651	687,748
DWS Dreman Small Cap Value Fund "Institutional"	84,747	3,312,751
DWS EAFE Equity Index Fund "Institutional"	41,478	562,029
DWS Emerging Markets Equity Fund "Institutional"	263,515	5,091,110
DWS Equity 500 Index Fund "Institutional"	141,291	21,621,745
DWS Global Small Cap Growth Fund "Institutional"	35,073	1,490,955
DWS Global Thematic Fund "Institutional"	90,320	2,290,526
DWS Gold & Precious Metals Fund "Institutional"	34,898	775,091
DWS Growth & Income Fund "Institutional"	669,872	11,963,914
DWS Health Care Fund "Institutional"*	133,039	3,864,796
DWS International Fund "Institutional"	129,846	6,075,489
DWS Large Cap Focus Growth Fund "Institutional"*	97,830	3,150,139
DWS Large Cap Value Fund "Institutional"	497,017	9,343,927
DWS RREEF Global Infrastructure Fund "Institutional"	45,595	481,027
DWS RREEF Global Real Estate Securities Fund "Institutional"	37,107	302,053
DWS RREEF Real Estate Securities Fund "Institutional"	97,397	1,973,264
DWS S&P 500 Plus Fund "S"	926,052	12,075,712
DWS Small Cap Core Fund "S"	395,028	7,390,974
DWS Small Cap Growth Fund "Institutional"*	110,449	2,746,857
DWS Strategic Value Fund "Institutional"	326,424	11,369,343
DWS Technology Fund "Institutional"	460,224	6,871,141
DWS World Dividend Fund "Institutional"	196,075	4,988,142

Total Equity - Equity Funds (Cost $110,724,406)		130,172,523
Equity - Exchange-Traded Funds 10.8%
iShares MSCI Australia Index Fund	118,535	3,167,255
iShares MSCI Canada Index Fund	89,279	2,937,279
iShares MSCI EAFE Small Cap Index Fund	55,579	2,488,272
iShares MSCI France Index Fund	4,452	125,012
iShares MSCI Germany Index Fund	90,518	2,457,564
iShares MSCI Japan Index Fund	389,957	4,004,858
iShares MSCI Netherlands Investable Market Index Fund	2,486	56,482
iShares MSCI United Kingdom Index Fund	495,939	9,254,222

Total Equity - Exchange-Traded Funds (Cost $19,642,868)		24,490,944
Fixed Income - Bond Funds 31.9%
DWS Core Fixed Income Fund "Institutional"	1,936,566	18,378,016
DWS Enhanced Commodity Strategy Fund "Institutional"*	232,711	1,089,090
DWS Enhanced Emerging Markets Fixed Income Fund "Institutional"	212,774	2,295,832
DWS Enhanced Global Bond Fund "S"	694,091	7,315,716
DWS Floating Rate Plus Fund "Institutional"	122,610	1,159,887
DWS Global Inflation Plus Fund "Institutional"	649,150	6,945,909
DWS GNMA Fund "Institutional"	37,872	588,159
DWS High Income Fund "Institutional"	1,306,051	6,412,709
DWS Short Duration Plus Fund "Institutional"	1,069,324	10,201,350
DWS US Bond Index Fund "Institutional"	1,702,939	18,340,650

Total Fixed Income - Bond Funds (Cost $72,343,257)		72,727,318
Market Neutral Fund 0.3%
DWS Disciplined Market Neutral Fund "Institutional" (Cost $593,447)	62,131	580,924
Fixed Income - Money Market Fund 0.2%
Central Cash Management Fund (Cost $555,148)	555,148	555,148

	% of Net Assets	Value ($)

Total Investment Portfolio (Cost $203,859,126) †	100.3	228,526,857
Other Assets and Liabilities, Net	(0.3)	(620,406)

Net Assets	100.0	227,906,451

For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

* Non-income producing security.
†
The cost for federal income tax purposes was $209,897,785.  At May 31, 2011, net unrealized appreciation for all securities based on tax cost was $18,629,072.  This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of value over tax cost of $28,405,554 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over value of $9,776,482.

EAFE: Europe, Australasia and Far East
MSCI: Morgan Stanley Capital International

Fair Value Measurements

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of May 31, 2011 in valuing the Fund's investments.

	Level 1	Level 2	Level 3	Total
Assets
Equity Funds	$130,172,523	$—	$—	$130,172,523
Exchange-Traded Funds	24,490,944	—	—	24,490,944
Bond Funds	72,727,318	—	—	72,727,318
Market Neutral Fund	580,924	—	—	580,924
Money Market Fund	555,148	—	—	555,148
Total	$228,526,857	$—	$—	$228,526,857

There have been no transfers between Level 1 and Level 2 fair value measurements during the period ended May 31, 2011.

ITEM 2.	CONTROLS AND PROCEDURES

(a)   The Chief Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on the evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)   There have been no changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal controls over financial reporting.

ITEM 3.	EXHIBITS

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	DWS LifeCompass 2020 Fund, a series of DWS Target Date Series

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 18, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/W. Douglas Beck W. Douglas Beck President

Date:	July 18, 2011

By:	/s/Paul Schubert Paul Schubert Chief Financial Officer and Treasurer

Date:	July 18, 2011